Delaware Investments(SM)
A member of Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-87910
1940 Act File No. 811-3910

November 4, 2003

Filed via EDGAR (CIK #0000733362)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-87910
      VOYAGEUR TAX FREE FUNDS
      DELAWARE TAX-FREE MINNESOTA FUND
      ________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 38, the most recent Post-Effective Amendment of Voyageur Tax Free Funds. Post-Effective Amendment No. 38 was filed electronically with the Commission on October 31, 2003 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

David P. O'Connor
__________________________
David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary